Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future Net Cash Flows Relating To Proved Oil And Gas Reserves [abstract]
Future cash inflows	$ 371,331	$ 201,777	$ 330,286
Future production costs (excluding profit taxes)	(146,062)	(109,064)	(114,782)
Future development costs	(24,183)	(23,631)	(37,540)
Future cash flows before tax	201,085	69,082	177,964
Future production and excess gains taxes	(146,416)	(73,122)	(134,175)
Future net cash flows	54,669	(4,040)	43,790
Effect of discounting net cash flows by 10%	(18,442)	(3,359)	(18,807)
Standardized measure of discounted future net cash flows	$ 36,226	$ (681)	$ 24,983